Earnings per share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income [Abstract]
Net income	$ 1,108	$ 1,401	$ 1,117
Effect of dilution [Abstract]
Convertible bonds	37	45	228
Share options	0	0	0
Net income after effect of dilution	1,145	1,446	1,345	[1]
Weighted average million of shares outstanding [Abstract]
Weighted average million of shares outstanding (in shares)	469	459	409
Effect of dilution [Abstract]
Convertible bonds (in shares)	20	28	60
Share options (in shares)	1	1	2
Weighted average million of shares outstanding after effect of dilution (in shares)	490	488	471	[1]
Earnings per share [Abstract]
Earnings per share (in US dollars per share)	$ 2.37	$ 3.05	$ 2.73
Diluted earnings per share (in US dollars per share)	$ 2.34	$ 2.96	$ 2.73	[1]
Loss on debt extinguishment	$ 0	$ 0	$ (145)

[1]	The loss on debt extinguishment of $145 million has been added back to net income in addition to interest expenses related to the convertible bonds. These effects are anti-dilutive, and exceed the effect of increased denominator when calculating the diluted earnings per share. As a consequence of this, the diluted earnings per share equal basic earnings per share.